Income Tax (Details) - Schedule of Temporary Differences and Unused Tax Losses - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Income Tax (Details) - Schedule of Temporary Differences and Unused Tax Losses [Line Items]
Deferred tax asset	$ 91,669	$ 94,766
Non-capital loss carry forwards [Member]
Income Tax (Details) - Schedule of Temporary Differences and Unused Tax Losses [Line Items]
Deferred tax asset	65,200	69,341
Plant and equipment [Member]
Income Tax (Details) - Schedule of Temporary Differences and Unused Tax Losses [Line Items]
Deferred tax asset	2,553	2,331
Mineral rights and properties [Member]
Income Tax (Details) - Schedule of Temporary Differences and Unused Tax Losses [Line Items]
Deferred tax asset	3,562	2,006
Other deductible temporary difference [Member]
Income Tax (Details) - Schedule of Temporary Differences and Unused Tax Losses [Line Items]
Deferred tax asset	$ 20,354	$ 21,088